UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23792

First Trust Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST PRIVATE CREDIT FUND

Class A Shares – FTCAX
Class I Shares – FTPCX

Semi-Annual Report

September 30, 2023

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Credit Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS – 47.7%
$450,000	Accordion Partners 11.889%, 8/29/20291	$450,000
300,000	11.910%, 8/29/20291	300,000
635,000	Alegeus Technologies Holding Corp. 13.360%, 9/5/20241	635,000
750,000	AP Core Holdings II LLC 10.946% (1-Month Term SOFR+550 basis points), 9/1/20272,3,4	730,665
435,430	Athos Merger Sub LLC 10.684% (1-Month Term SOFR+500 basis points), 7/31/20262,3,4	427,899
359,229	13.934%, 7/31/20271,3,4	345,650
1,000,000	Black Rifle Coffee Company, LLC 13.200%, 12/31/20271	990,000
997,500	CPC/Cirtec Holdings, Inc. 11.492%, 1/30/20291	980,543
138,557	Dentive Capital, LLC 1.000%, 12/23/20281	135,966
280,740	12.242%, 12/23/20281	275,490
997,333	ElectroRent 11.002%, 11/1/2024	964,920
472,031	Fingerpaint Group 12.092%, 12/20/20261	466,745
605,625	12.092%, 12/20/20261	598,842
500,000	Florida Food Products LLC 10.446% (1-Month Term SOFR+500 basis points), 10/18/20282,3,4	431,250
1,698,762	Florida Marine 14.640%, 9/1/20251	1,715,749
1,000,000	Global IID Parent LLC 0.000% (1-Month Term SOFR+450 basis points), 12/16/20282,3,4	933,440
641,435	Grindr Capital, LLC 13.626%, 11/14/20271	640,601
244,598	H.W. Lochner LLC 12.168%, 7/2/20271	238,654
532,468	IDC Infusion Services 11.889%, 7/7/20281	521,818
1,467,532	11.970%, 7/7/20281	1,438,182
2,750,000	IFRG Investor III LP 10.000%, 9/10/20261	2,750,000
1,094,465	Ivanti Software, Inc. 9.758% (3-Month Term SOFR+425 basis points), 12/1/20272,3,4	950,138
500,000	Monroe Capital Corp. 1.000%, 12/20/20281	500,000
498,750	12.253%, 12/20/20281	498,750
997,500	Neptune Bidco US, Inc. 10.398% (1-Month Term SOFR+500 basis points), 4/11/20292,3,4	901,286

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,574,468	Orthopaedic (ITC) Buyer LLC 12.253%, 7/31/20281	$1,542,979
425,532	12.253%, 7/31/20281	417,021
517,241	PhyNet Dermatology LLC 11.493%, 8/16/20241	517,241
982,759	11.872%, 8/16/20241	982,759
750,000	Priority Holdings LLC 10.946% (1-Month Term SOFR+575 basis points), 4/22/20272,3,4	749,063
1,415,594	Project Castle, Inc. 10.080% (3-Month Term SOFR+550 basis points), 6/1/20292,3,4	1,263,417
417,900	Project Leopard Holdings, Inc. 10.719% (3-Month Term SOFR+525 basis points), 7/20/20292,3,4	371,931
250,000	Shryne Group, Inc. 16.500%, 5/26/20261	250,000
988,633	South Florida ENT Associates 12.342%, 3/25/20251	965,400
1,750,000	Steward Health Care System, LLC 16.182%, 12/31/20271	1,693,125
235,036	Stronghold Digital Mining, Inc. 15.318%, 11/16/20251	226,810
375,000	TA/WEG Holdings LLC 12.253%, 10/2/20271	369,375
250,508	12.253%, 10/4/20271	246,750
374,492	12.253%, 10/4/20271	368,875
886,931	Tank Holding Corp. 11.181%, 3/31/2028	862,682
15,409	11.750%, 3/31/2028	14,956
698,250	11.415%, 5/11/2029	679,488
300,000	11.750%, 5/11/2029	291,939
214,991	Taoglas Group Holdings Limited 0.500%, 2/28/20291	211,272
783,046	12.242%, 2/28/20291	769,500
	TOTAL BANK LOANS (Cost $31,245,725)	31,616,171

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS – 36.5%
$87,628	Ares Capital 2023-1 0.000%, 7/11/20331	$88,459
500,000	Antares Loan Funding CLO 0.000%, 2/17/20321	548,074
750,000	Barings CLO Ltd. Series 2018-3A, Class E, 11.338% (3-Month Term SOFR+601 basis points), 7/20/20292,3,4,5	702,501
250,000	Carlyle Global Market Strategies Ltd. Series 2014-1A, Class DR, 8.170% (3-Month Term SOFR+286 basis points), 4/17/20312,3,4,5	235,778
500,000	Series 2014-3RA, Class C, 8.569% (3-Month Term SOFR+321 basis points), 7/27/20312,3,4,5	469,383
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 13.586% (3-Month Term SOFR+816 basis points), 7/20/20362,3,4,5	507,994
250,000	CIFC Funding 2018-II Ltd. Series 2018-2A, Class C, 8.438% (3-Month Term SOFR+311 basis points), 4/20/20312,3,4,5	245,716
500,000	CIFC Funding Ltd. Series 2017-3A, Class C, 9.238% (3-Month Term SOFR+391 basis points), 7/20/20302,3,4,5	497,684
875,000	Series 2018-2A, Class D, 11.438% (3-Month Term SOFR+611 basis points), 4/20/20312,3,4,5	830,054
500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.538% (3-Month Term SOFR+321 basis points), 10/20/20302,3,4,5	491,406
500,000	Dryden 106 CLO Ltd. Series 2022-106A, Class D, 11.008% (3-Month Term SOFR+570 basis points), 10/15/20352,3,4,5	510,375
500,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 8.226% (3-Month Term SOFR+286 basis points), 11/15/20282,3,4,5	484,648
500,000	Generate XII CLO Ltd. Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/20362,3,4,5	501,537
500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.520% (3-Month Term SOFR+321 basis points), 10/15/20302,3,4,5	494,512
500,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.488% (3-Month Term SOFR+316 basis points), 7/20/20302,3,4,5	474,889
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.579% (3-Month Term SOFR+816 basis points), 7/15/20362,3,4,5	507,948

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/20332,4,5,6	$1,577,847
935,000	Neuberger Berman CLO XXII Ltd. Series 2016-22A, Class DR, 8.670% (3-Month Term SOFR+336 basis points), 10/17/20302,3,4,5	918,092
500,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.763% (3-Month Term SOFR+341 basis points), 7/25/20302,3,4,5	483,064
500,000	Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 8.338% (3-Month Term SOFR+301 basis points), 1/20/20312,3,4,5	470,928
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.303% (3-Month Term SOFR+825 basis points), 4/16/20352,3,4,5	800,161
500,000	OZLM VII Ltd. Series 2014-7RA, Class DR, 11.680% (3-Month Term SOFR+637 basis points), 7/17/20292,3,4,5	463,423
500,000	OZLM XXII, Ltd. Series 2018-22A, Class C, 8.220% (3-Month Term SOFR+291 basis points), 1/17/20312,3,4,5	474,075
600,000	Palmer Square European Loan Funding Series 2023-1A, Class SUB, 0.000%, 11/15/20322,4,5,6	578,565
300,000	Series 2023-1X, Class E, 10.311% (3-Month Euribor+653 basis points), 11/15/20322,3,4,6	308,446
900,000	Series 2023-2X, Class SUB, 0.000%, 1/15/20332,4,6	956,551
1,050,000	Series 2023-1X, Class SUB, 0.000%, 7/15/20362,4,6	1,054,551
825,000	Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 7/20/20312,4,5,6	888,496
750,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/20312,3,4,5,6	751,546
450,000	Series 2022-4A, Class SUB, 0.000%, 7/24/20312,4,5,6	404,323
300,000	Series 2022-4A, Class D, 12.636% (3-Month Term SOFR+729 basis points), 7/24/20312,3,4,5,6	297,759
1,250,000	Series 2023-4A, Class SUB, 0.000%, 10/20/20332,4,5,6	1,250,000
500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/20362,4,5,6	501,027
500,000	Regatta XXV Funding Ltd. Series 2023-1A, Class E, 13.664% (3-Month Term SOFR+841 basis points), 7/15/20362,3,4,5	506,185
638,000	Signal Peak CLO 5 Ltd. Series 2018-5A, Class D, 8.263% (3-Month Term SOFR+291 basis points), 4/25/20312,3,4,5	613,506
500,000	Sound Point CLO XVII Ltd. Series 2017-3A, Class C, 8.588% (3-Month Term SOFR+326 basis points), 10/20/20302,3,4,5	444,409

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Stratus CLO 2022-1 Ltd. Series 2022-1A, Class E, 12.826% (3-Month Term SOFR+750 basis points), 7/20/20302,3,4,5	$502,328
500,000	THL Credit Wind River 2018-2 Clo Ltd. Series 2018-2A, Class D, 8.570% (3-Month Term SOFR+326 basis points), 7/15/20302,3,4,5	469,339
425,000	Voya CLO Ltd. Series 2017-1A, Class C, 8.900% (3-Month Term SOFR+359 basis points), 4/17/20302,3,4,5	413,852
750,000	Series 2014-1A, Class CR2, 8.372% (3-Month Term SOFR+306 basis points), 4/18/20312,3,4,5	646,525
400,000	Series 2016-3A, Class CR, 8.822% (3-Month Term SOFR+351 basis points), 10/18/20312,3,4,5	366,935
500,000	Series 2019-2A, Class D, 9.288% (3-Month Term SOFR+396 basis points), 7/20/20322,3,4,5	477,510
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,612,458)	24,210,401
Number of Shares
	COMMON STOCKS – 0.0%
	ELECTRIC-GENERATION – 0.0%
8	Stronghold Digital Mining, Inc. – Class A*,1	35
	TOTAL COMMON STOCKS (Cost $30)	35
	PRIVATE INVESTMENT FUNDS – 9.6%
N/A7	DSC Meridian LP1	1,302,902
N/A7	Linden Investors LP1	1,285,632
N/A7	Old Orchard Credit Fund LP1	1,259,926
25,000	Palmer Square Capital BDC, Inc.6	424,000
N/A7	TCW Direct Lending VIII LLC	880,397
N/A7	WhiteHawk IV-Plus Onshore Fund, L.P.	886,944
N/A7	Wynwood BN, LLC	294,537
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $6,243,899)	6,334,338
	SHORT-TERM INVESTMENTS – 15.5%
10,273,698	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 5.27%8	10,273,698
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,273,698)	10,273,698
	TOTAL INVESTMENTS – 109.3% (Cost $71,375,810)	72,434,643
	Liabilities in Excess of Other Assets – (9.3)%	(6,141,664)
	TOTAL NET ASSETS – 100.0%	$66,292,979

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

IDC – Industrial Development Corporation
LLC – Limited Liability Company
LP – Limited Partnership
* Non-income producing security.
1 The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located in Note 8.
2 Callable.
3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,254,320, which represents 32.06% of the total net assets of the Fund.
6 Affiliated issuer.
7 Investment does not issue shares.
8 The rate is the annualized seven-day yield at period end.
Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
DSC Meridan LPa	Quarterlyb	65 Days	$1,250,000	$1,302,902	5/1/2023
Linden Investors LPa	Quarterlyb	65 Days	1,250,000	1,285,632	5/1/2023
Old Orchard Credit Fund LPa	Quarterlyb	65 Days	1,250,000	1,259,926	5/31/2023
Palmer Square Capital BDC, Inc.a	Not permitted	N/A	400,000	424,000	2/1/2023
TCW Direct Lending VIII LLCa	Not permitted	N/A	906,955	880,397	8/9/2023
WhiteHawk IV-Plus Onshore Fund, L.P.a	Not permitted	N/A	886,944	886,944	6/29/2023
Wynwood BN, LLCa	Not permitted	N/A	300,000	294,537	1/26/2023
Totals			$6,243,899	$6,334,338

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2023	Unrealized Appreciation (Depreciation)
EUR	BNP Paribas	EUR per USD	(20,000)	$(22,080)	$(21,294)	$786
EUR	BNP Paribas	EUR per USD	(10,000)	(11,120)	(10,818)	302
EUR	BNP Paribas	EUR per USD	(30,000)	(33,195)	(32,072)	1,123
EUR	BNP Paribas	EUR per USD	(20,000)	(22,180)	(21,475)	705
EUR	BNP Paribas	EUR per USD	(20,000)	(22,010)	(21,195)	815
EUR	BNP Paribas	EUR per USD	(276,000)	(304,980)	(294,290)	10,690
EUR	BNP Paribas	EUR per USD	(448,000)	(498,848)	(486,635)	12,213
EUR	BNP Paribas	EUR per USD	(30,000)	(33,315)	(32,320)	995
EUR	BNP Paribas	EUR per USD	(30,000)	(32,682)	(31,895)	787
EUR	BNP Paribas	EUR per USD	(20,000)	(22,168)	(21,606)	562
EUR	BNP Paribas	EUR per USD	(20,000)	(21,888)	(21,351)	537
EUR	BNP Paribas	EUR per USD	(40,000)	(44,476)	(43,390)	1,086
EUR	BNP Paribas	EUR per USD	(20,000)	(21,988)	(21,443)	545
EUR	BNP Paribas	EUR per USD	(20,000)	(22,318)	(21,786)	532
EUR	BNP Paribas	EUR per USD	(648,000)	(725,242)	(708,841)	16,401
EUR	BNP Paribas	EUR per USD	(40,000)	(44,156)	(43,036)	1,120
EUR	BNP Paribas	EUR per USD	(30,000)	(33,645)	(32,956)	689
EUR	BNP Paribas	EUR per USD	(20,000)	(22,080)	(21,351)	729
EUR	BNP Paribas	EUR per USD	(20,000)	(22,280)	(21,695)	585
EUR	BNP Paribas	EUR per USD	(20,000)	(22,480)	(22,063)	417
EUR	BNP Paribas	EUR per USD	(944,000)	(1,062,000)	(1,044,119)	17,881
EUR	BNP Paribas	EUR per USD	(30,000)	(33,210)	(32,165)	1,045
EUR	BNP Paribas	EUR per USD	(20,000)	(22,340)	(21,785)	555
EUR	BNP Paribas	EUR per USD	(20,000)	(22,380)	(21,878)	502
EUR	BNP Paribas	EUR per USD	(20,000)	(22,210)	(21,516)	694
EUR	BNP Paribas	EUR per USD	(30,000)	(33,000)	(31,895)	1,105
EUR	BNP Paribas	EUR per USD	(30,000)	(33,390)	(32,409)	981
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(3,211,661)	$(3,137,279)	$74,382
EUR – Euro

First Trust Private Credit Fund
SUMMARY OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	47.7%
Collateralized Loan Obligations	36.5%
Common Stocks
Electric-Generation	0.0%
Private Investment Funds	9.6%
Short-Term Investments	15.5%
Total Investments	109.3%
Liabilities in Excess of Other Assets	(9.3)%
Total Net Assets	100.0%
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

Assets:
Investments in securities, at fair value
Unaffiliated investments (cost $63,907,311)	$65,019,379
Affiliated investments (cost $7,468,499)	7,415,264
Unrealized appreciation on forward foreign currency exchange contracts	74,382
Cash	52,172
Receivables:
Interest and Dividends	727,269
Due from Investment Manager	167,225
Fund shares sold	507,355
Prepaid expenses	21,390
Total assets	73,984,436
Liabilities:
Payables:
Investment securities purchased	6,378,956
Auditing fees	13,347
Shareholder reporting fees	584
Distribution fees – Class I (Note 3)	9,935
Legal fees	32,441
Chief Compliance Officer fees	261
Fund shares redeemed	1,241,160
Deferred tax liability	10,904
Fund services expense	617
Trustees’ fees and expenses	794
Accrued other expenses	2,458
Total liabilities	7,691,457
Net Assets	$66,292,979
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,355,560
Total accumulated earnings	1,937,419
Net Assets	$66,292,979
Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$1,045
Shares of beneficial interest issued and outstanding	101
Net asset value, offering and redemption price per share	$10.36
Maximum sales charge (4.50% of offering price)*	$0.49
Maximum offer price to public	$10.85
Class I Shares:
Net assets applicable to shares outstanding	$66,291,934
Shares of beneficial interest issued and outstanding	6,389,412
Net asset value, offering and redemption price per share	$10.38

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount.
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends	$49,734
Interest	2,431,796
Interest from affiliated issuers	5,178
Total investment income	2,486,708
Expenses:
Investment Manager fees	345,624
Legal fees	53,196
Offering costs (see Note 2)	12,084
Auditing fees	21,447
Trustees’ fees and expenses	39,794
Chief Compliance Officer fees	18,478
Shareholder reporting fees	16,881
Distribution fees – Class I (Note 3)	27,406
Fund services expense	16,675
Tax services	6,966
Registration fees	24,258
Insurance fees	2,579
Miscellaneous	5,743
Total expenses	591,131
Advisory fees waived	(194,435)
Net expenses	396,696
Net investment income	2,090,012
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	184,429
Foreign currency transactions	286
Forward contracts	(3,591)
Net realized gain (loss)	181,124
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	983,230
Investments in affiliated issuers	(58,967)
Forward contracts	82,256
Foreign currency transactions	(560)
Net change in unrealized appreciation/depreciation	1,005,959
Net realized and unrealized gain (loss) on investments, foreign currency and forward contracts	1,187,083
Net Increase in Net Assets from Operations	$3,277,095
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period May 9, 20221 Through March 31, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,090,012	$650,961
Net realized gain (loss) on investments, foreign currency and forward contracts	181,124	95,393
Net change in unrealized appreciation/depreciation on investments and forward contracts	1,005,959	126,696
Net increase in net assets resulting from operations	3,277,095	873,050
Distributions to Shareholders:
Distributions:
Class A2	(25)	—
Class I	(1,776,033)	(478,831)
Total distributions to shareholders	(1,776,058)	(478,831)
Capital Transactions:
Net proceeds from shares sold:
Class A2	1,000
Class I	35,320,986	30,494,159
Reinvestment of distributions:
Class A2	25
Class I	142,615	21,172
Cost of shares redeemed:
Class I	(1,682,234)
Net increase in net assets from capital transactions	33,782,392	30,515,331
Total increase in net assets	35,283,429	30,909,550
Net Assets:
Beginning of period3	31,009,550	100,000
End of period	$66,292,979	$31,009,550
Capital Share Transactions:
Shares sold:
Class A2	98
Class I	3,460,528	3,075,478
Shares reinvested:
Class A2	3
Class I	14,045	2,134
Shares redeemed:
Class I	(162,773)
Net increase in capital share transactions	3,311,901	3,077,612

1 Commencement of operations.
2 Class A Shares commenced public offering on June 6, 2023.
3 First Trust Capital Management L.P. (the “Investment Manager”) made the initial share purchase of $100,000 on April 1, 2022. The total initial share purchase of $100,000 included 10,000 shares purchased at $10 per share.
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2023 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$3,277,095
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(37,889,302)
Sales of long-term portfolio investments	4,819,893
Purchase/Sales of short-term investments, net	(2,424,380)
Decrease in investment securities sold	938,125
Increase in interest and dividends	(487,466)
Decrease in due from investment manager	38,102
Increase in fund shares sold	(352,397)
Decrease in deferred offering costs (see Note 2)	11,754
Increase in prepaid expenses	(2,006)
Decrease in auditing fees	(4,153)
Increase in shareholder reporting fees	584
Increase in distribution fees – Class I (Note 3)	(1,180)
Increase in legal fees	22,441
Increase in chief compliance officer fees	261
Increase in fund shares redeemed	1,241,160
Increase in deferred tax liability	6,966
Decrease in fund services expense	(2,683)
Decrease in trustees’ fees and expenses	(106)
Decrease in accrued other expenses	(2,597)
Net amortization on investments	(68,608)
Net realized gain (loss) on investments, foreign currency and forward contracts	(199,414)
Net change in unrealized appreciation/depreciation on investments and forward contracts	(1,005,959)
Net cash provided by (used for) operating activities	(32,083,870)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	35,321,986
Dividends paid to Shareholders, net of investments	(1,633,418)
Cost of shares redeemed	(1,682,234)
Net cash provided by (used for) financing activities	32,006,334
Net decrease in cash	(77,536)
Cash:
Beginning of period	129,708
End of period	$52,172
Non-cash financing activities not included herein consist of $25 and $142,615 of reinvested dividends for Class A and Class I Shares, respectively.
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period June 6, 2023* Through September 30, 2023 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.32
Net realized and unrealized loss on investments	0.29
Total from investment operations	0.61
Less Distributions:
From net investment income	(0.25)
Total distributions	(0.25)
Net asset value, end of period	$10.36
Total return2,3	4.52%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed4	2.59%
After fees waived and expenses absorbed4	2.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed4	9.50%
After fees waived and expenses absorbed4	9.69%
Portfolio turnover rate3	29%

* Commencement of public offering.
1 Based on average shares outstanding for the period.
2 Total return would have been lower had fees not been waived or absorbed by the Investment Manager. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class A Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period May 9, 2022* Through March 31, 2023
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations:
Net investment income1	0.442	0.54
Net realized and unrealized loss on investments	0.25	(0.20)
Total from investment operations	0.69	0.34
Less Distributions:
From net investment income	(0.39)	(0.25)
From net realized gain	—	(0.01)
Total distributions	(0.39)	(0.26)
Net asset value, end of period	$10.38	$10.08
Total return3,4	7.07%	3.37%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	66,292	$31,010
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed5	2.46%	5.46%
After fees waived and expenses absorbed5	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed5	7.88%	2.22%
After fees waived and expenses absorbed5	8.69%	6.03%
Portfolio turnover rate4	29%	46%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount represents less than .01 per share.
3 Total return would have been lower had fees not been waived or absorbed by the Investment Manager. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class I Shares.
4 Not annualized.
5 Annualized.
See accompanying Notes to Financial Statements.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

Note 1 — Organization
First Trust Private Credit Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated August 16, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by allocating a least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a diverse portfolio of private credit instruments. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager.
The Fund commenced operations on May 6, 2022, and investment operations commenced May 9, 2022. The Fund commenced the public offering of Class I Shares on September 6, 2022 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since June 6, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Manager and/or Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of such private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 9, 2022 through March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 8% annually of the Fund’s NAV per Share (the “Distribution Policy”). Prior to August 28, 2023, the Fund made monthly distributions to its shareholders equal to 7% annually of the Fund’s NAV per Share. Prior to March 1, 2023, the Fund made monthly distributions to its shareholders equal to 5% annually of the Fund’s NAV per Share. This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(h) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund; drafting of bylaws and administration, custody and transfer agency agreements; legal services in connection with the initial meeting of trustees; and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement; the costs of preparation, review and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs for the six months period ended September 30, 2023 are $12,084.
Organizational costs incurred by the Fund have been reimbursed by the Investment Manager and are subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Agreement”) with the Investment Manager. Pursuant to the Agreement, the Fund pays the Investment Manager a monthly fee, in arrears, equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments.
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Manager until April 29, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Manager upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65%

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of the Waiver and the expense limit at the time of the recoupment.
For the six months ended September 30, 2023, the Investment Manager has waived $194,435 in advisory fees. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. At September 30, 2023, the amount of these potentially recoverable expenses was $605,953. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$411,518
2027	194,435
Total	$605,953
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. During the six months ended September 30, 2023, the Investment Manager has engaged Angel Oak Capital Advisors, LLC (“Angel Oak”), Mount Logan Management, LLC (“Mount Logan”) and Palmer Square Capital Management LLC (“Palmer Square”), (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Angel Oak, Angel Oak receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Mount Logan, Mount Logan receives a portfolio management fee equal to 1.00% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Palmer Square, Palmer Square receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan for Class A Shares and Class I Shares. The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A Shares and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution and Service Plan, Class I Shares paid $27,406 as reported on the Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Manager, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023 are reported on the Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2023 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At March 31, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$31,977,983
Gross unrealized appreciation	$310,826
Gross unrealized depreciation	(176,256)
Net unrealized appreciation on investments	$134,570
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended March 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(42,163)	$42,163
As of March 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$301,812
Undistributed long-term capital gains	—
Tax accumulated earnings	301,812
Accumulated capital and other losses	—
Net unrealized appreciation on investments	134,570
Total accumulated earnings	$134,570
The tax character of distributions paid during the year ended March 31, 2023 were as follows:
Distribution paid from:	2023
Ordinary income	$478,831
Net long-term capital gains	—
Total taxable distributions	$478,831

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

As of March 31, 2023, the Fund had no capital loss carryovers.
Note 5 — Investment Transactions
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $41,525,318 and $6,535,921, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.
The results of the repurchase offers conducted during the six month period ended September 30, 2023 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	May 31, 2023	August 30, 2023
Repurchase Request Date	June 30, 2023	September 29, 2023
Repurchase Pricing Date	June 30, 2023	September 29, 2023
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$—	$10.36
Class I Shares	$10.21	$10.38
Amount Repurchased
Class A Shares	$0	$0
Class I Shares	$438,055	$1,241,160
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	.93%	1.85%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	—	9,573,074	22,043,097	31,616,171
Common Stock	—	—	35	35
Collateralized Loan Obligations	—	23,573,868	636,533	24,210,401
Private Investment Funds	—	—	3,848,460	3,848,460
Short-Term Investments	10,273,698	—	—	10,273,698
Subtotal	$10,273,698	$33,146,942	$26,528,125	$69,948,765
Private Investments Funds				2,485,878
Total Investments				$72,434,643

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Bank Loans	Collateralized Loan Obligations	Common Stock
Balance as of March 31, 2023	$8,648,194	$1,460,912	$—
Transfers into Level 3	348,452	—	—
Transfers out of Level 3	—	(950,005)	—
Total gains or losses for the period	9,393	—	5,968
Included in earnings (or changes in net assets)	99,529	37,998	5
Included in other comprehensive income	—	—	—
Net purchases	13,719,260	87,629	6,340
Net sales	(781,731)	—	(12,278)
Balance as of September 30, 2023	$22,043,097	$636,533	$35
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$163,919	$37,998	$5
	Private Investment Funds	Warrants
Balance as of March 31, 2023	$—	$9,132
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or losses for the period		—
Included in earnings (or changes in net assets)	1,348,460	(2,793)
Included in other comprehensive income	—	—
Net purchases	2,500,000	—
Net sales	—	(6,339)
Balance as of September 30, 2023	$3,848,460	$—
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$98,460	$(2,793)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Bank Loans	$10,499,054	Recent Transaction Price	Recent Transaction Price	N/A
	$2,192,559	Market Approach	Expected Yield	16.5% – 19.6%
	$6,601,482	Discounted Cash Flows	Market Yield	7.2% – 13.3%
Collateralized Loan Obligations	$636,533	Market Approach	Expected yield	14.12% – 19.24%
Common Stock	$35	Recent Transaction Price	Recent Transaction Price	N/A
Private Investment Funds	$3,848,460	Adjusted Net Asset Value	Reported net asset/ fair value adjustments	N/A

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 9 — Affiliated issuers
The table below reflects transactions during the period with entities advised or sponsored by a Sub-Adviser as of September 30, 2023.
Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Value End of Period
COLLATERALIZED LOAN OBLIGATIONS
Mount Logan Funding LP	$255,598	$1,272,893	—	—	$15,527	$33,828	$1,577,847
Palmer Square European Loan Funding	—	1,078,378	—	—	1,513	(25,340)	1,054,551
Palmer Square European Loan Funding	650,689	—	—	—	—	(72,123)	578,565
Palmer Square European Loan Funding	299,317	—	—	—	769	8,360	308,446
Palmer Square European Loan Funding	—	1,001,781	—	—	—	(45,230)	956,551
Palmer Square Loan Funding Ltd.	279,303	—	—	—	395	18,061	297,759
Palmer Square Loan Funding Ltd.	441,809	—	—	—	—	(37,487)	404,323
Palmer Square Loan Funding Ltd.	—	735,000	—	—	262	16,285	751,546
Palmer Square Loan Funding Ltd.	—	825,000	—	—	—	63,496	888,496
Palmer Square Loan Funding Ltd.	—	500,000	—	—	—	1,027	501,027
Palmer Square Loan Funding Ltd.	—	1,250,000	—	—	—	—	1,250,000
PRIVATE INVESTMENT FUNDS
Palmer Square Capital BDC, Inc.	—	407,750	—	—	—	16,250	424,000
Total	$—	$2,334,466	6,663,052	—	$18,466	$(22,873)	$8,993,111
Note 10 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2023 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Liabilities
Unrealized appreciation on forward foreign currency exchange contracts	$74,382	$74,382
	$74,382	$74,382
The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2023 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward contracts	$82,256	$82,256
	$82,256	$82,256
The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(2,132,927)
Note 11 — Commitments
As of September 30, 2022, the Fund had $0 of outstanding investment commitments to Bank Loans. The Fund had unfunded capital commitments on Private Investment Funds of $3,395,031 as of September 30, 2022.
Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
The global outbreak of coronavirus (“COVID-19”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance. Moreover, this crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.
Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. Further, a majority of USD LIBOR settings ceased publication after June 30, 2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.
The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.
Note 13 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its financial statements, but the impact of the adoption is not expected to be material.

First Trust Private Credit Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 14 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements other than the following:
The Board declared a cash dividend for Class A and Class I of $0.08289 and $0.07425, respectively, per share from undistributed investment income-net, payable on October 4, 2023 to Shareholders of record as of the close of business on October 3, 2023. The ex-dividend date was October 4, 2023.
Angel Oak was terminated as of October 18, 2023, and no longer serves as a sub-Adviser to the Fund.

First Trust Private Credit Fund
FUND INFORMATION
September 30, 2023 (Unaudited)

	TICKER	CUSIP
First Trust Private Credit Fund – Class A Shares	FTCAX	33741K100
First Trust Private Credit Fund – Class I Shares	FTPCX	33741K209
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Credit Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Private Credit Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable

(b) Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2023

* Print the name and title of each signing officer under his or her signature.